Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common Stock Common Class A	Common Stock Common Class B	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income/(loss)	Contribution from Parent
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting guidance	€ 143				€ 143
Beginning balance at Dec. 31, 2017	853,975	€ 1,855	€ 191,880	€ 730,431	(192,318)	€ (180)	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,489)				(21,489)
Other comprehensive income (net of tax)	91					91
Share-based compensation expense	20,702			20,702
Conversion of Class B shares	0	667	(6,667)	6,000
Issued capital, options exercised	161	32		129
Ending balance at Dec. 31, 2018	853,583	2,554	185,213	757,262	(213,664)	(89)	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of new accounting guidance	3,799				3,799
Net loss	17,161				17,161
Other comprehensive income (net of tax)	151					151
Share-based compensation expense	19,891			19,891
Conversion of Class B shares	0	420	(4,200)	3,780
Issued capital, options exercised	202	75		127
Ending balance at Dec. 31, 2019	894,787	3,049	181,013	781,060	(192,704)	62	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(245,378)				(245,378)
Other comprehensive income (net of tax)	(58)					(58)
Share-based compensation expense	15,079			15,079
Conversion of Class B shares	0	210	(2,100)	1,890
Issued capital, options exercised	87	99		(12)
Ending balance at Dec. 31, 2020	€ 664,517	€ 3,358	€ 178,913	€ 798,017	€ (438,082)	€ 4	€ 122,307